Business segment information - Asset impairment (Details) $ in Millions		12 Months Ended							72 Months Ended	168 Months Ended	192 Months Ended	312 Months Ended
	Jan. 01, 2031	Dec. 31, 2050 $ / bbl $ / MMBTU	Dec. 31, 2040 $ / bbl	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 $ / MMBTU	Dec. 31, 2024 USD ($) $ / bbl $ / t	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2030 $ / t $ / bbl	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl
Asset impairment
Asset impairments recorded in operating income						$ (1,978)
Asset impairments recorded in net income, TotalEnergies share						$ (1,977)	$ (2,166)	$ (15,743)
Post-tax discount rate (as a percent)						7.00%	8.00%	8.00%
Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								$ (14,756)
Minimum
Asset impairment
Pre-tax discount rate (as a percent)						7.00%
Maximum
Asset impairment
Pre-tax discount rate (as a percent)						14.00%
Forecast
Asset impairment
Oil price | $ / bbl		25.8	50						70			53
CO2 price | $ / t									100
Annual percentage of inflation in CO2 price	2.00%
Forecast | Europe
Asset impairment
Gas price | $ / MMBTU		4.1		9.8	11.7					8
Forecast | United States
Asset impairment
Gas price | $ / MMBTU		2.1									3
Forecast | Asia
Asset impairment
Gas price | $ / MMBTU		4.9		10.8	12.6					9
Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%
Reasonably possible increase in key assumption (as a percent)						1.00%
Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%
Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						20.00%
CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 price in sensitivity scenario | $ / t						200
Exploration & Production
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (982)	$ (881)
Exploration & Production | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								(10,527)
Exploration & Production | Canada
Asset impairment
Reversal of impairment on assets								728
Exploration & Production | North Platte
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								(957)
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ 100
Reasonably possible increase in key assumption (as a percent)						1.00%
Impact on net income, TotalEnergies share, from increase in key assumption						$ (100)
Exploration & Production | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%
Oil price in sensitivity scenario | $ / bbl						48
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (300)
Exploration & Production | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						20.00%
Oil price in sensitivity scenario | $ / bbl						42
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (1,800)
Exploration & Production | CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 price in sensitivity scenario | $ / t						200
Impact on net income, TotalEnergies share, from change in key assumption						$ (200)
Integrated LNG
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (10)	(124)
Integrated LNG | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ 0
Reasonably possible increase in key assumption (as a percent)						1.00%
Impact on net income, TotalEnergies share, from increase in key assumption						$ (100)
Integrated LNG | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (2,000)
Integrated LNG | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						20.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (6,200)
Integrated LNG | CO2 prices
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
CO2 price in sensitivity scenario | $ / t						200
Impact on net income, TotalEnergies share, from change in key assumption						$ (500)
Integrated Power
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (965)	(773)
Integrated Power | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ 0
Reasonably possible increase in key assumption (as a percent)						1.00%
Impact on net income, TotalEnergies share, from increase in key assumption						$ 0
Refining & Chemicals
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (4)	(273)
Refining & Chemicals | Discount rate
Asset impairment
Reasonably possible increase in key assumption (as a percent)						1.00%
Impact on net income, TotalEnergies share, from increase in key assumption						$ 0
Refining & Chemicals | Refining margins
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						20.00%
Impact on net income, TotalEnergies share, from decrease in key assumption						$ (1,400)
Marketing & Services
Asset impairment
Asset impairments recorded in net income, TotalEnergies share						$ (17)	$ (115)	(112)
Marketing & Services | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								(87)
Integrated Gas, Renewables & Power
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								(4,481)
Integrated Gas, Renewables & Power | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share								$ (4,142)